Significant Accounting Policies and Practices - Schedule of Consolidated Subsidiaries (Details)	Jun. 30, 2026	May 20, 2026	May 19, 2026	May 07, 2026	May 06, 2026	Mar. 09, 2026	Dec. 31, 2025	Dec. 30, 2025	Dec. 26, 2025	Dec. 25, 2025	Dec. 31, 2024
Jerrick Ventures LLC [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest	100.00%						100.00%				100.00%
Abacus Tech Pty Ltd [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest	100.00%						100.00%				100.00%
OG Collection, Inc. [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest	51.00%	51.00%	20.00%				20.00%	44.00%	20.00%	44.00%
Vocal, Inc. [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest	51.00%			51.00%	20.00%		20.00%	41.73%
S96 NYC, LLC [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest	100.00%						100.00%				100.00%
Fly Flyte, Inc. [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest							80.00%
Ponderosa Air, LLC [Member]
Noncontrolling Interest [Line Items]
Company Ownership Interest						100.00%	100.00%